Shares	12 Months Ended
Dec. 31, 2018
Shares
Shares

Note 15. Shares

Venantius AB, domiciled in Stockholm, Sweden and wholly owned by AB Svensk Exportkredit, was wound down in April 2018. The wind down resulted in a loss amounting to Skr 2 million. The Parent Company in 2017 gave a contribution to Venantius AB. The net profit for Venantius AB for the year 2017 amounted to Skr 10 million. Dividend to Parent Company amounted 2017 to Skr 1 million

Since March 2018 SEKETT AB is a wholly owned, non-active, subsidiary to AB Svensk Exportkredit with a share capital of Skr 50 thousand.

Shares in subsidaries	December 31, 2018		December 31, 2017
Skr mn	Book value	Number of shares	Book value	Number of shares
Venantius AB (reg.no 556449-5116)	—	—	24	5,000,500
SEKETT AB (reg.no 559132-9668)	0	50	—	—